Basis of Presentation	12 Months Ended
Dec. 31, 2019
Basis of Presentation [Abstract]
Basis of Presentation
2.1	BASIS OF PRESENTATION
Basis of preparation
Through the Reorganization, the Company became the holding company of the contributed businesses now comprising the Group, which were under the common control of the controlling shareholder before and after the Reorganization. Accordingly, the financial statements were prepared on a consolidated basis by applying the principles of the pooling of interest method as if the Reorganization had been completed at the beginning of the reporting period.
The consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows of the Group for the relevant periods included the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholder, whenever the period is shorter.
The consolidated statements of financial position of the Group as at December
31,
2018 and 2019 have been prepared to present the assets and liabilities of the subsidiaries and/or businesses using the existing book values from the controlling shareholder’s perspective. No adjustments are made to reflect fair values, or to recogni
z
e any new assets or liabilities as a result of the Reorganization.
Equity interests in subsidiaries and/or businesses held by parties other than the controlling shareholder, and changes therein, prior to the Reorganization are presented as non-controlling
interests in equity applying the principles of the pooling of interest method.
All intra-group transactions and balances have been eliminated on consolidation.
The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) of the International Accounting Standards Board (“IASB”) and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss, stock loan, derivative financial asset
and derivative financial liability which are measured at fair value. The consolidated financial statements are presented in Hong Kong Dollars (“HK$”) unless otherwise stated.

Basis of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries for the years ended December
31,
2017, 2018 and 2019. A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).
The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.
Profit or loss is attributed to the owners of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above.

2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
New standards and interpretation adopted by the Group
IFRIC Interpretation 23
Uncertainty over Income Tax Treatments
The interpretation addresses the accounting for income taxes (current and deferred) when tax treatments involve uncertainty that affects the application of IAS 12
Income Taxes
(often referred to as “uncertain tax positions”). It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses (i) whether an entity considers uncertain tax treatments separately; (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities; (iii) how an entity determines taxable profits or tax losses, tax bases, unused tax losses, unused tax credits and tax rates; and (iv) how an entity considers changes in facts and circumstances. Upon adoption of the interpretation, the Group considered whether it has any uncertain tax positions arising from the transfer pricing on its intergroup sales. Based on the Group’s tax compliance and transfer pricing study, the Group determined that it is probable that its transfer pricing policy will be accepted by the tax authorities. Accordingly, the interpretation did not have any impact on the financial position or performance of the Group.
An entity has to determine whether to consider each uncertain tax treatments separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty needs to be followed.

The interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Group has applied the interpretation from its effective date. The adoption of the interpretation did not have any material impact on the Company’s consolidated financial statements.
IFRS 16
Leases
IFRS 16, which supersedes IAS 17
Leases
, introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. Specifically, under IFRS 16, a lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Accordingly, a lessee should recognize depreciation of the right-of-use asset and interest on the lease liability, and also classifies cash repayments of the lease liability into a principal portion and an interest portion and presents them in the consolidated statements of cash flows. Also, the right-of-use asset and the lease liability are initially measured on a present value basis. The measurement includes non-cancellable lease payments and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. This accounting treatment is significantly different from the lessee accounting for leases that are classified as operating leases under the predecessor standard, IAS 17.
In respect of the lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.
The adoption of IFRS 16 did not have any impact on the consolidated financial statements of the Group as the companies within the Group did not enter into any lease contracts under their name.
Several other amendments and interpretations apply for the first time in 2019, but do not have an impact on the consolidated financial statements of the Group.

2.3	ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS
New standards already adopted in previous financial statements in the application of IFRS 1 First Time Adoption of International Financial Reporting Standards
Amendments to IFRS 3
Definition of a Business
In October 2018, IASB issued the amendment to IFRS 3, Definition of a Business, which is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period. Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group has early adopted the amendments. The Company acquired the intangible assets included in the consolidated financial statements through the acquisition of a subsidiary in 2015. The acquisition was determined to be and accounted for as an asset acquisition as the intangible assets met the fair value concentration test.
New and revised IFRS not yet adopted by the Group
Amendments to IAS 1 and IAS 8
Definition of Material
Amendments to IAS 1 and IAS 8 provide a new definition of material. The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The Group expects to adopt the amendments prospectively from January 1, 2020. The amendments are not expected to have any significant impact on the Group’s consolidated financial statements.
Amendments to IAS 1
Classification of Liabilities as Current or
Non-current
Amendments to IAS 1 clarify the meaning of a right to defer settlement. If an entity’s right to defer settlement of a liability is subject to the entity complying with specified conditions, the entity has a right to defer settlement of the liability at the end of the reporting period if it complies with those conditions at that date. The amendments also clarify that the requirement for the right to exist at the end of the reporting period applies regardless of whether the lender tests for compliance at that date or at a later date. Management’s intention to settle in the short run does not impact the classification. Furthermore, the amendments clarify the meaning of settlement of a liability. Settlement by way of an entity’s own equity instruments is considered settlement for the purpose of classification of liabilities as current or non-current, with one exception. In cases where a conversion option is classified as a liability or part of a liability, the transfer of equity instruments would constitute settlement of the liability for the purpose of classifying it as current or non-current. Only if the conversion option itself is classified as an equity instrument would settlement by way of own equity instruments be disregarded when determining whether the liability is current or non-current. Unchanged from the current standard, a rollover of a borrowing is considered the extension of an existing liability and is therefore not considered to represent ‘settlement’. The Group expects to adopt the amendments retrospectively from January 1, 2022. Upon the adoption of the amendments, the liability component and the conversion option included in the derivative financial liability will be reclassified as current liabilities as the conversion option will be exercisable at any time after six months following the date of issuance of the convertible bond as disclosed in note 23 of the financial statements.

2. 4	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value measurement
The Group measures its derivative financial instruments, debt and equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimi
z
ing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 —	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 —	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 —	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Impairment of
non-financial
assets
Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.
An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.
Related parties
A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group;
or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; and the sponsoring employers of the post-employment benefit plan;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.
Property, plant and equipment and depreciation
Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.
Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the year in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitali
z
ed in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recogni
z
es such parts as individual assets with specific useful lives and depreciates them accordingly.
Depreciation is calculated on a straight-line basis to write off the cost or valuation of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Furniture and fixtures	20%
Computer equipment	33	1 / 3%
Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.
An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.
Intangible assets (other than goodwill)
The Company acquired the intangible assets included in the consolidated financial statements through the acquisition of a subsidiary in 2015. The Company early adopted the amendment to IFRS 3 on the definition of a business. The acquisition was determined to be and accounted for as an asset acquisition as the intangible assets met the fair value concentration test.
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination or asset acquisition is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with indefinite useful lives are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.
Security trading licenses and trading right
Purchased security trading license and trading right are stated at cost less any impairment losses and have indefinite useful life.
Investments and other financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, and subsequently measured at amortized cost, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.
In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.
All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in profit or loss.
This category includes derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends on equity investments classified as financial assets at fair value through profit or loss are also recognized as other income in profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.
A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.
Derecognition of financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a “pass-through” arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
General approach
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.
The Group considers a financial asset in default when contractual payments are
90
 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for accounts receivable which apply the simplified approach as detailed below.

Stage 1 —	Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 —
Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 —
Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach
For accounts receivable that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a default approach that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
For accounts receivable that contain a significant financing component, the Group chooses as its accounting policy to adopt the simplified approach in calculating ECLs with policies as described above.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at amortized cost or at fair value through profit or loss (derivative financial instruments), as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of financial liabilities at amortized cost, net of directly attributable transaction costs.
The Group’s financial liabilities include accounts payable, margin loan payable, financial liabilities included in other payables and accruals, amount due to fellow subsidiaries and immediate holding company, derivative financial liability and convertible bond.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification as follows:
Financial liabilities at fair value through profit or loss
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss. The net fair value gain or loss recognized in the statement of profit or loss does not include any interest charged on these financial liabilities.
Financial liabilities at amortized cost
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in profit or loss.
Convertible bond
If the conversion option of convertible bond exhibits characteristics of an embedded derivative, it is separated from its liability component. On initial recognition, the derivative component of the convertible bond is measured at fair value and presented as part of derivative financial instruments. Any excess of proceeds over the amount initially recognized as the derivative component is recognized as the liability component. Transaction costs are apportioned between the liability and derivative components of the convertible bond based on the allocation of proceeds to the liability and derivative components when the instruments are initially recognized. The portion of the transaction costs relating to the liability component is recognized initially as part of the liability. The portion relating to the derivative component is recognized immediately in the statement of profit or loss.
Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged or cance
l
led, or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.
Derivative financial asset
Derivative financial asset is initially recognized at fair value on the date on which a derivative contract is entered into and is subsequently remeasured at fair value. Derivative financial asset is carried as an asset when the fair value is positive and as a liability when the fair value is negative. Any gain or loss arising from changes in fair value of the derivative financial asset is taken directly to profit or loss.
Day 1 profit or loss
If the fair value of the derivative financial asset at initial recognition differs from the transaction price and the fair value is not evidenced by a quoted price in an active market for an identical asset or liability (i.e. a Level 1 input) or a valuation technique that uses only data from observable markets, the difference between the fair value at initial recognition and the transaction price is deferred and is only recognized as a gain or loss during the term of the derivative financial asset using a systematic basis that reflects a change in a factor (including time) that market participants would take into account when pricing the derivative financial asset.
Cash and cash equivalents
For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.
For the purpose of the consolidated statements of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.
Provisions
A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.
Income tax
Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

•
when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Revenue recognition
Revenue from contracts with customers
Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
The primary components of fee and commission income are investment banking fee and income and asset management fee.

(a)	Investment banking fee and income
Investment banking service income is composed of underwriting commission, brokerage fee and financial advisory fee. Underwriting commission earned from underwriting equity and debt securities is recognized at the point in time when the Group’s performance under the terms of a contractual arrangement is completed, which is typically at the closing of a transaction if there is no uncertainty or contingency related to the amount to be paid. The normal credit term is 60 to 120 days upon the completion of performance.
Brokerage fee earned from sales of equity and debt securities from underwriting is recognized at the point in time when the associated service is fulfilled, generally on the trade execution date.
Financial advisory fee is recognized as advice is provided to the customer, based on the estimated progress of work and when revenue is not probable of a significant reversal. The majority of the contracts have a duration of
60
to
120
days.
For investment banking service, each contract contains only one performance obligation.

(b)	Asset management fee
Asset management fee primarily includes fees associated with asset management, performance-based incentive fee, brokerage and handling fee. The management fee and the performance-based incentive fee are earned for the provision of asset management services, which include portfolio diversification and rebalancing. These services represent a single performance obligation comprised of a series of distinct services which are substantially the same, being provided continuously over the contract period. Asset management fees consist of management and performance fees that are fixed or variable consideration. Variable consideration is determined based on underlying assets under management, i.e. AUM, of a customer’s account at a specified period end. Management fee is recognized when services are performed and the fee becomes known. Fixed consideration is recognized over the schedule period on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Company. Performance-based incentive fee is recognized when the performance target is met and the revenue is not probable of a significant reversal. For the years ended December 31, 2017, 2018 and 2019, the Company did not have any revenue related to such variable consideration and recognized from performance obligations satisfied in previous periods.
Brokerage and handling fees are recognized at the point in time when the associated service is fulfilled, generally on the trade execution date.
For asset management services, when a single contract contains two performance obligations, the stand-alone selling prices of each of the distinct services underlying the performance obligations (i.e. management fee and performance-based incentive fee for asset management service and brokerage and handling fee for transaction processing service) are stated separately in the contract. These are the observable prices of services when the Company sells each of them separately.
Revenue from other sources
Fair value changes on financial assets at fair value through profit or loss and stock loan is recognized in the period in which they arise. Gain/loss recognized for the financial assets at fair value through profit or loss disposed during the current period is defined as gain/loss related to disposed investment, whereas gain/loss recognized for those financial assets at fair value through profit or loss in the consolidated statements of financial position held at the end of the reporting period is defined as net fair value changes on financial assets at fair value through profit or loss and stock loan.
Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
Contract liabilities
A contract liability is recognized when the payment is made received or the payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
For certain customers of asset management service, the Company requires upfront payment of management fee and recorded such upfront fee as contract liabilities in other payables and accruals. Upfront fee is recognized as revenue based on the time elapsed for the service period. Asset management contracts normally cover periods of one to three years.
Employee benefits
Retirement benefit cost
The Group operates a defined contribution Mandatory Provident Fund retirement benefit scheme (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance for all of its employees. Contributions are made based on a percentage of the employees’ basic salaries and are charged to profit or loss as they become payable in accordance with the rules of the MPF Scheme. The assets of the MPF Scheme are held separately from those of the Group in an independently administered fund. The Group’s employer contributions vest fully with the employees when contributed into the MPF Scheme.
Foreign currencies
These financial statements are presented in Hong Kong dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary
item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).
In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary
asset or
non-monetary
liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary
asset or
non-monetary
liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.